SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Aug. 21, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Stock Option [Member]	Dec. 31, 2011 Maximum [Member] Stock Option [Member]	Dec. 31, 2013 Maximum [Member] Stock Option [Member]	Aug. 21, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Stock Option [Member]	Dec. 31, 2011 Minimum [Member] Stock Option [Member]	Dec. 31, 2013 Minimum [Member] Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)		$ 2.8	$ 2.5	$ 11			$ 2	$ 1.5			$ 1.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)	54.29%	60.00%	70.00%
Risk-free interest rate	1.52%				1.00%	1.20%			0.20%	0.10%